Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Accounts Receivable

An analysis of accounts receivable is set forth below:

(€ million)	December 31, 2017	December 31, 2016	December 31, 2015
Gross value	7,405	7,506	7,553

Allowances	(189)	(195)	(167)
Carrying amount	7,216	7,311	7,386

Summary of Gross Value of Overdue Receivables

The gross value of overdue receivables was €644 million as of December 31, 2017, versus €597 million as of December 31, 2016 and €677 million as of December 31, 2015.

	Overdue accounts	Overdue by:
(€ million)	Gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months

December 31, 2017	644	247	143	113	48	93

December 31, 2016	597	133	103	121	42	198

December 31, 2015	677	171	147	117	83	159